Employee share scheme reserve (Tables)	12 Months Ended
Dec. 31, 2024
Employee share scheme reserve
Summary of exercise price and number of options

	2024		2023		2022
	Average		Average		Average
	exercise		exercise		exercise
	price per	Number of	price per	Number of	price per	Number of
	share option	options	share option	options	share option	options
	USD		USD		USD
As of 1 January	40.33	106,304	3.554	10,866,324	1.609	8,514,500
Reverse stock split effect (1 to 25) (i)	—	—	88.86	434,203	—	—
Granted during the year	0.01	140,000	162.50	2,728	6.710	5,324,390
Exercised during the year	—	—	0.001	(116,629)	0.001	(986,733)
Forfeited during the year	—	—	162.30	(213,998)	3.948	(1,985,833)
As of 31 December	18.77	246,304	40.33	106,304	3.554	10,866,324
As of 31 December reflecting reverse share split	—	—	40.33	106,304	88.86	434,203
Vested and exercisable	36.61	126,304	38.79	105,529	1.364	3,780,424

(i)Reverse share split: on 25 January 2023, the Company restructured its outstanding and authorized shares through reverse share split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Summary of share options outstanding

	As of 31 December
	2024	2023	2022
Number of options outstanding	246,303	106,304	434,203
Range of exercise price	$0-$250	$0-$250	$0 - $250
Range of expiry dates	April 2027 – June 2036	April 2027– June 2036	April 2027 – June 2036
Weighted average remaining contractual life (in years)	7.72	6.05	3.52

Summary of fair value of options

	As of 31 December
Strike price	2024	2023
$0-20	180,610	42,433
$20-47.5	17,646	17,586
$47.5-61.5	6,565	6,565
$61.5-85	36,894	36,157
$250	4,588	3,562

Summary of assumptions used in calculating the fair values of the options

	As of 31 December
Particulars	2024	2023	2022
Expected weighted average volatility (%)	98.5%	120%	120%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	7.72	6.05	3.52
Risk free rate (%)	3.74%	4.05%	4.16%
Market price	6.38	1.67	0.137